Financial instruments - Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Interest rate forwards
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	$ 11,790
Cross-currency interest rate swap
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	16,429
Level 1
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	1,054,665	$ 1,270,138
Development loans and other receivables	0	0
Total derivative instruments	0	0
Total financial assets	1,054,665	1,270,138
Long-term debt	2,532,608	2,623,628
Convertible debentures	276	276
Total derivative instruments	0	0
Total financial liabilities	2,532,884	2,623,904
Level 1 | Related Party
Fair Value of Financial Instruments [Line Items]
Note payable to related party	0	0
Level 1 | Energy contracts | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 1 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Level 1 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Total derivative instruments	0	0
Level 1 | Interest rate forwards | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0	0
Total derivative instruments	0
Level 1 | Interest rate forwards | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 1 | Congestion revenue rights | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 1 | Congestion revenue rights | Not designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Level 1 | Cross-currency interest rate swap | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0	0
Level 1 | Cross-currency interest rate swap | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 1 | Cross-currency interest rate swap | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Total derivative instruments	0	0
Level 1 | Cross-currency interest rate swap | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Level 1 | Commodity contracts
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Total derivative instruments		0
Level 1 | Commodity contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 1 | Preferred shares, Series C
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C		0
Level 2
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	0	0
Development loans and other receivables	155,735	50,300
Total derivative instruments	74,790	73,397
Total financial assets	230,525	123,697
Long-term debt	4,890,710	4,075,403
Convertible debentures	0	0
Total derivative instruments	37,213	41,420
Total financial liabilities	4,943,243	4,143,678
Level 2 | Related Party
Fair Value of Financial Instruments [Line Items]
Note payable to related party	15,320	15,180
Level 2 | Energy contracts | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 2 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Level 2 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Total derivative instruments	0	0
Level 2 | Interest rate forwards | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	72,936	69,188
Total derivative instruments	11,790
Level 2 | Interest rate forwards | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	1,854
Level 2 | Congestion revenue rights | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 2 | Congestion revenue rights | Not designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Level 2 | Cross-currency interest rate swap | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	6,779	15,435
Level 2 | Cross-currency interest rate swap | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	5,547
Level 2 | Cross-currency interest rate swap | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		1,267
Total derivative instruments	10,533	24,371
Level 2 | Cross-currency interest rate swap | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		2,659
Level 2 | Commodity contracts | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		283
Total derivative instruments		1,614
Level 2 | Commodity contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	2,564
Level 2 | Preferred shares, Series C
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C		11,675
Level 3
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	61,064	74,083
Development loans and other receivables	0	0
Total derivative instruments	8,458	10,503
Total financial assets	69,522	84,586
Long-term debt	0	0
Convertible debentures	0	0
Total derivative instruments	73,663	128,901
Total financial liabilities	73,663	128,901
Level 3 | Related Party
Fair Value of Financial Instruments [Line Items]
Note payable to related party	0	0
Level 3 | Energy contracts | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	68,070
Level 3 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		120,284
Level 3 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		393
Total derivative instruments	5,593	8,617
Level 3 | Interest rate forwards | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0	0
Total derivative instruments	0
Level 3 | Interest rate forwards | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 3 | Congestion revenue rights | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	8,458
Level 3 | Congestion revenue rights | Not designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		10,110
Level 3 | Cross-currency interest rate swap | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0	0
Level 3 | Cross-currency interest rate swap | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 3 | Cross-currency interest rate swap | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Total derivative instruments	0	0
Level 3 | Cross-currency interest rate swap | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Level 3 | Commodity contracts
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Total derivative instruments		0
Level 3 | Commodity contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 3 | Preferred shares, Series C
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C		0
Carrying amount
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	1,115,729	1,344,207
Development loans and other receivables	158,110	53,680
Total derivative instruments	83,248	83,900
Total financial assets	1,357,087	1,481,787
Long-term debt	8,516,030	7,512,017
Convertible debentures	230	245
Total derivative instruments	110,876	170,321
Total financial liabilities	8,652,944	7,720,463
Carrying amount | Related Party
Fair Value of Financial Instruments [Line Items]
Note payable to related party	25,808	25,808
Carrying amount | Energy contracts | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	68,070
Carrying amount | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		120,284
Carrying amount | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	5,593	8,617
Carrying amount | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		393
Carrying amount | Interest rate forwards | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	72,936	69,188
Total derivative instruments	11,790
Carrying amount | Interest rate forwards | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	1,854
Carrying amount | Congestion revenue rights | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	8,458	10,110
Carrying amount | Cross-currency interest rate swap | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	6,779	15,435
Carrying amount | Cross-currency interest rate swap | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	5,547
Carrying amount | Cross-currency interest rate swap | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		1,267
Total derivative instruments	10,533	24,371
Carrying amount | Cross-currency interest rate swap | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		2,659
Carrying amount | Commodity contracts | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		283
Total derivative instruments		1,614
Carrying amount | Commodity contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	2,564
Carrying amount | Preferred shares, Series C
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C		12,072
Fair value
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	1,115,729	1,344,221
Development loans and other receivables	155,735	50,300
Total derivative instruments	83,248	83,900
Total financial assets	1,354,712	1,478,421
Long-term debt	7,423,318	6,699,031
Convertible debentures	276	276
Total derivative instruments	110,876	170,321
Total financial liabilities	7,549,790	6,896,483
Fair value | Related Party
Fair Value of Financial Instruments [Line Items]
Note payable to related party	15,320	15,180
Fair value | Energy contracts | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	68,070
Fair value | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		120,284
Fair value | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	5,593	8,617
Fair value | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		393
Fair value | Interest rate forwards | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	72,936	69,188
Total derivative instruments	11,790
Fair value | Interest rate forwards | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	1,854
Fair value | Congestion revenue rights | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	8,458	10,110
Fair value | Cross-currency interest rate swap | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	6,779	15,435
Fair value | Cross-currency interest rate swap | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	5,547
Fair value | Cross-currency interest rate swap | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		1,267
Total derivative instruments	10,533	24,371
Fair value | Cross-currency interest rate swap | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		2,659
Fair value | Commodity contracts | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		283
Total derivative instruments		1,614
Fair value | Commodity contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	$ 2,564
Fair value | Preferred shares, Series C
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C		$ 11,675